Events after the reporting period	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Events after the reporting period

34	Events after the reporting period

•	31st issue debentures

As of March 5, 2024, the Company raised R$ 2.94 billion from the 31st issue of simple, unsecured debentures, not convertible into shares, in three series, for public distribution, under the automatic distribution procedure aimed at professional investors, according to CVM Resolution 160, with the following characteristics:

	Value	Rate	Maturity
Series 1	507,000	CDI + 0.49% p.a.	2029
Series 2	1,734,467	CDI + 1.10% p.a.	2031
Series 3	699,011	CDI + 1.31% p.a.	2034
Total	2,940,478

•	The covenants agreed upon for the 31st issue are:

Calculated every quarter, when disclosing the quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/financial expenses equal to or higher than 1.5;

Failure to comply with the financial indices above for at least two consecutive quarters, or for two non-consecutive quarters within twelve months (in which case the 30-day cure period does not apply), constitutes a default event that may lead to the early maturity of the Debentures.- Disposal of operating assets, termination of licenses, loss of concession, or loss of the Company’s ability to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, lead to a reduction of the Company’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated every quarter, taking into consideration the Company’s net operating income during the twelve (12) months before the end of each quarter and using the financial information disclosed by the Company. Failure to comply with the limit above constitutes a default event that may lead to the early maturity of the Debentures.

The contract has a cross acceleration clause, i.e. the early maturity of any of the Company’s debts, in an individual or aggregate amount equal to or higher than R$ 198 million, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the Debentures.

The proceeds from the issue will be used to refinance financial commitments falling due in 2024 and to recompose and reinforce the cash position. The Debentures are characterized as “ESG bonds for the use of sustainable and blue resources”, based on the Company’s commitment to allocate the equivalent amount in projects described in the Sustainable Finance Framework.

•	Agreement with AAPS - Association of Retirees and Pensioners of SABESP

The health plans for retirees, former employees, pensioners, and dependents (Digna Mais 1, 2, 3, 4, and 5) comply with Federal Law 9,656/98.

Under articles 30 and 31 of said Law, as well as Regulatory Resolution 279 and subsequent regulations by the National Health Agency, beneficiaries who join these plans are responsible for full cost coverage (monthly premiums and any deficits). Through an amendment to the Adhesion Agreement maintained with VIVEST, SABESP acts as a guarantor to the Health Operator.

Until December 31, 2023, in this guarantor role, the Company recognized debit notes received to cover deficits totaling R$ 47.5 million. The deficits in these portfolios result from a structural imbalance between the fee tables and the profile of the population, leading to expenses exceeding revenues. After this payment, SABESP initiated the collection process from the beneficiaries, resulting in accounts receivable of equal value and the recognition of a loss due to bad debt expenses for the entire amount.

This collection process triggered negotiations with the Association of Retirees and Pensioners of SABESP (AAPS), which resulted in the signing of a judicial agreement on January 31, 2024 (ratified by the judiciary on February 27, 2024), which includes:

a)	Settlement of each beneficiary's deficit by SABESP;
b)	Migration of beneficiaries to VIVEST's Essência Health Plans or other market plans derived from the Digna Mais plans;
c)	Withdrawal, by AAPS, of a Lawsuit for Compliance with Ruling 0056668-84.2020.8.26.0100, which sought to merge active and retired individuals into a single plan, potentially leading to a post-employment liability and an expected loss as of December 31, 2022, of R$ 303.9 million.

As part of the negotiation, VIVEST indicated a potential imbalance in the Essência plans with the migration of retirees, former employees, pensioners, and dependents, resulting from adverse risk selection. Given this scenario, SABESP, to enable the settlement of the Digna Mais plans, entered into a new amendment to the Adhesion Agreement with VIVEST, which includes:

a)	VIVEST will allow migrations to the Essência plans, assuming the portfolio risk;
b)	SABESP will make a one-time contribution to VIVEST for each person who migrates to one of its Essência plans, subject to approval by the judiciary (as occurred on February 27, 2024), with contributions as follows:

b.1) R$ 10.0 million, paid in a lump sum in February 2024, based on the 2,909 beneficiaries migrated from Digna Mais plans to Essência plans;

b.2) Amount corresponding to the number of beneficiaries who join Essência plans, capped at R$ 160.0 million (1,754 beneficiaries enrolled in Digna Mais plans as of March 2023), from January 2024 onwards.

This monthly per capita amount will be paid from the entry date of each beneficiary or from January 2024, whichever occurs later, until December 2028, with financial support to mitigate the impacts of annual cost variations to be applied from January 2025 to January 2029 to Essência plans. After the effective payment of all installments, including the last one for December 2028, the Company will be exempt from any payments to VIVEST. The above amounts will be annually adjusted, with a reference date in January, according to the annual adjustment index of the Essência plans.

Until December 31, 2023, before the agreement, there were migrations of 131 beneficiaries, and from January 01 to March 22, 2024, the migrations came to 1.185 beneficiaries as a result of the agreement, a known impact of R$ 162.4 million in the provision to be recorded in the 1st quarter of 2024.

•	Tariff readjustment

As of April 8, 2024, São Paulo State Public Services Regulatory Agency (ARSESP - Agência Reguladora de Serviços Públicos do Estado de São Paulo) released Resolution nº 1,514/2024 authorizing the Company to apply a tariff readjustment of  6.4469% to its current tariffs.

•	Methodology and criteria for the reversal of assets

As of April 15, 2024, São Paulo State Public Services Regulatory Agency (ARSESP - Agência Reguladora de Serviços Públicos do Estado de São Paulo) published Resolution nº 1,515/2024 that establishes the methodology and criteria for the reversal and possible compensation of assets at the end of concession in the Sanitation sector.

•	Privatization process

As of April 17, 2024, State Privatization Board (CDPED - Conselho Diretor do Programa Estadual de Desestatização together with the Management Council of the State Program for Public-Private Partnerships (CGPPP - Conselho Gestor do Programa Estadual de Parcerias Público-Privadas) decided to approve the final model for the partial disposal of shares held directly and indirectly by the State, with authorization to proceed with the disposal through Public Offering Distribution of Shares on a stock exchange, according to the art.1, of Decree nº 67,759/2023, including:

(a) Schedule of the privatization process;

(b) Structure of the offer with the participation of strategic investors and criteria for judging the winner of the secondary public offering;

(c) Changes to the Company's Bylaws;

(d) Signing of an Investment Agreement, Lock-up and other agreements with strategic investors;
(e) Guarantee of stability to employees in accordance with law no. 17,853/2023, for a period of 18 months, counting from the date of effective completion of the privatization process;
(f) Recommend the offer of common shares owned by the Government of the State of São Paulo to the Company's employees;

(g) Forwarding of following documents the representatives of the Deliberative Council of URAE – 1 Southeast for the 1st Council meeting:

•	Draft of the concession contract and attachments
•	Draft of the internal regulations of the URAE-1 Deliberative Council
•	Draft Regional Basic Sanitation Plan

The definition of the minimum price and the percentage of the State's share to be disposal, as well as the details of the Investment Agreement, Lock-up, and other conditions will be subject to deliberation at a future meeting of the Board.

•	Derivative financial contracts

As of April 17, 2024, the Company entered into derivative financial contracts with selected financial institutions aiming to reduce the foreign currency exposure of the existing debts in the amount equivalent to US$ 531 million in the face of fluctuations in the foreign exchange market and mitigate the impacts of these fluctuations on the Company's economic and financial results. The contracts are effective from April 2024 until December, 2024.

•	Ordinary and Extraordinary General Shareholder’s Meeting

As of April 25, 2024 was held the Annual Shareholder’s Meeting.

•	Privatization process

The São Paulo City Council approved and the Mayor sanctioned Municipal Law 18,107 of May 02, 2024, that authorize the Municipal Executive Branch to enter into contracts through a regionalized arrangement, aiming to provide water supply and sewage services in the Municipality of São Paulo.